Licensing and Collaboration Agreement - YOFOTO (China) Health Industry Co. Ltd. (Narrative) (Details) - YOFOTO (China) Health Industry Co. Ltd. [Member] - Definitive Licensing And Collaborative Agreement [Member] - Replicel [Member] - CAD ($)
	Oct. 09, 2018	Jul. 10, 2018
Licensing And Collaboration Agreement [Line Items]
Milestone payments		$ 4,750,000
Royalty expense		$ 7,000,000
Private Placement [Member]
Licensing And Collaboration Agreement [Line Items]
License period		15 years
Amount invested in private placement	$ 5,090,005	$ 5,090,005
Share price		$ 0.95
Percentage of warrant coverage		20.00%
Warrant exercise price		$ 0.95
Warrant exercisable period		2 years
Number of shares purchased	5,357,900
Ownership description of shares	19.9%	over 19.9%
Percentage of success fee paid	10.00%
Upfront fees	$ 509,001
Period of license fees revenue recognized	10 years
Proceeds from private placement warrants issued on fair value	$ 2,563,919
Proceeds allocated to license fees revenue	$ 2,526,086
Percentage of success fee for milestone fees and royalty fees received	5.00%
Finder fees	$ 509,001
Finder fees for contract asset and share issuance cost	$ 509,001